SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 81,705	$ 86,742
Less: accumulated depreciation	(64,294)	(72,928)
Total	17,411	13,814
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	36,147	34,615
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	8,084	7,742
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 37,474	$ 44,385